Other Assets Net (Details) - Schedule of Other Assets, Net - VASO CORPORATION [Member] - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Assets Net (Details) - Schedule of Other Assets, Net [Line Items]
Deferred commission expense – noncurrent	$ 3,363	$ 3,864
Trade receivables – noncurrent	831	792
Other, net of allowance for loss on loan receivable of $412 at September 30, 2023 and December 31, 2022	58	70
Other assets, net	$ 4,252	$ 4,726	$ 2,446